Employee Benefits - Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 163,652	₩ 194,469	₩ 204,668
Past service cost		(32,006)	(25,749)
Net interest cost	(2,983)	534	961
Expenses related to defined benefit plans	160,669	162,997	179,880
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	122,369	119,147	134,879
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	8,505	10,600	11,045
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	17,875	18,360	19,472
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	₩ 11,920	₩ 14,890	₩ 14,484